SUPPLEMENTARY CASH FLOW INFORMATION - Other Non-Cash Expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Supplementary Cash Flow Information [Abstract]
Loss on disposal and write-down of assets	$ 13.7	$ 31.5
Amortization of union negotiation	11.4	10.0
Adjustments for provisions	(5.9)	(2.5)
Other expenses	9.5	7.2
Total non-cash expenses, net	$ 28.7	$ 46.2